Convertible Notes and Notes Payable (Details) - Schedule of accrued interest and fair value remeasurement - SoundHound, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Convertible Notes and Notes Payable (Details) - Schedule of accrued interest and fair value remeasurement [Line Items]
Accrued interest	$ 561	$ 197
Remeasurement of conversion feature – gain/(loss)	$ (1,090)	$ (1,300)